MINERAL, ROYALTY AND OTHER INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
MINERAL, ROYALTY AND OTHER INTERESTS [abstract]
Carrying Amount related to Mineral, Royalty and Other Interests

As of and for the year ended December 31, 2017:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (disposals)	Ending	Opening	Depletion[1]	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$-	$11,033	$310	$-	$-	$-	$310	$10,723
Bachelor Lake, Canada	23,972	37	24,009	19,339	3,823	21	-	23,183	826
Black Fox, Canada	37,761	30	37,791	24,395	2,253	183	-	26,831	10,960
Chapada, Brazil	69,528	-	69,528	2,737	3,765	-	-	6,502	63,026
Diavik, Canada	53,111	-	53,111	11,792	6,080	-	-	17,872	35,239
Hot Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818
Hugo North Extension and Heruga, Mongolia	35,351	-	35,351	-	-	-	-	-	35,351
Karma, Burkina Faso	26,289	-	26,289	2,619	2,913	671	-	6,203	20,086
Ming, Canada	20,068	2	20,070	8,585	185	276	-	9,046	11,024
Santa Elena, Mexico	23,342	-	23,342	19,308	992	166	-	20,466	2,876
Yamana silver stream, Argentina	74,234	2	74,236	1,427	2,253	-	-	3,680	70,556
Other Royalties [2]	222,097	2,596	224,693	115,492	5,896	-	9,104	130,492	94,201
Other [3]	10,725	(1,264)	9,461	4,540	103	27	-	4,670	4,791
Total [4]	$613,329	$1,403	$614,732	$210,544	$28,263	$1,344	$9,104	$249,255	$365,477

1)

Depletion during the year in the Consolidated Statements of Income of $29.6 million is comprised of depletion expense for the year of $28.3 million, and $1.3 million from depletion in ending inventory as at December 31, 2016.

2)

Includes Bracemac-McLeod, Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San

Andres, Sao Francisco, Thunder Creek, the Early Gold Deposit, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, Forrestania and other.

3)	Includes Koricancha Stream and other.
4)

Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $52.3 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $313.2 million.

As of and for the year ended December 31, 2016:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,000	$33	$11,033	$310	$-	$-	$-	$310	$10,723
Bachelor Lake, Canada	22,671	1,301	23,972	14,678	4,411	250	-	19,339	4,633
Black Fox, Canada	37,758	3	37,761	22,117	2,011	267	-	24,395	13,366
Chapada, Brazil	69,520	8	69,528	-	2,737	-	-	2,737	66,791
Diavik, Canada	53,111	-	53,111	6,273	5,519	-	-	11,792	41,319
Hot Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818
Hugo North Extension and Heruga, Mongolia	42,493	(7,142)	35,351	-	-	-	-	-	35,351
Karma, Burkina Faso	21,174	5,115	26,289	-	2,095	524	-	2,619	23,670
Ming, Canada	20,068	-	20,068	7,622	792	171	-	8,585	11,483
Santa Elena, Mexico	23,342	-	23,342	17,202	2,001	105	-	19,308	4,034
Yamana silver stream, Argentina	74,229	5	74,234	-	1,427	-	-	1,427	72,807
Other Royalties [1]	200,906	21,191	222,097	106,393	6,592	-	2,507	115,492	106,605
Other [2]	11,339	(614)	10,725	4,471	69	-	-	4,540	6,185
Total [3]	$593,429	$19,900	$613,329	$179,066	$27,654	$1,317	$2,507	$210,544	$402,785

1)

Includes Bracemac-McLeod, Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Serra Pelada, Gualcamayo, Emigrant Springs, Mine Waste Solutions,

San Andres, Sao Francisco, Thunder Creek, Bomboré, the Early Gold Deposit, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, Forrestania and others.

2)	Includes Koricancha Stream and other.
3)

Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $73.8 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $329.0 million.